Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) (Restricted Stock Units [Member]) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restricted Stock Units [Member]
Disclosure - Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1.5